Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary Of Property, Plant And Equipment

		December 31, 2014		December 31, 2013
(Thousands of dollars)	Estimated Useful Life	Cost	Net	Cost	Net
Land		$527,158	527,158	519,542	519,542
Pipeline and terminal facilities	16 to 25 years	88,447	36,384	85,907	36,114
Retail gasoline stations	3 to 50 years	1,229,582	662,954	1,110,340	611,132
Buildings	20 to 45 years	18,160	8,328	17,829	8,608
Other	3 to 20 years	47,801	13,257	43,836	13,686
		$1,911,148	$1,248,081	$1,777,454	$1,189,082